Shareholder Fees - FidelityMidCapValueFund-RetailPRO	Apr. 01, 2025 USD ($)
FidelityMidCapValueFund-RetailPRO | Fidelity Mid Cap Value Fund
Shareholder Fees:
(fees paid directly from your investment)	none